SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Equivalents (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Restricted cash	$ 1,800	$ 2,240	$ 2,100